Commitments and Contingencies - Additional Information (Detail) - JPY (¥)	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
Total outstanding credit lines regarding loan commitments of the cash advance service	¥ 131,401,000,000	¥ 127,710,000,000
Other Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	27,039,000,000
Commitments outstanding with related parties	18,779,000,000
Property Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	25,996,000,000
Commitments outstanding with related parties	926,000,000
Inventories
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	386,233,000,000
Commitments outstanding with related parties	¥ 0